Related Party Transactions (Details Narrative) - USD ($)								1 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Sep. 08, 2022	May 23, 2022	Apr. 05, 2022	Mar. 23, 2022	Mar. 08, 2022	Mar. 07, 2022	Mar. 04, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Sep. 13, 2022
Related Party Transaction [Line Items]
Proceeds from issuance of common stock											$ 25,000
Number of shares redeemed								8,007,353
Stock issued during period shares												257,500
Stock issued during period value, fair value												$ 2,575,000
Share price								$ 10.10	$ 10.10			$ 10.10
Stock issued during period shares, fair value											25,000
Sale of stock price per share								10.10	$ 10.10			$ 10.00	$ 10.00
Proceeds from promissory note related party										$ 16,000		$ 19,700
Conversion price								10.00	$ 10.00			$ 10.00
Loans Payable												$ 0
Commercial Loan [Member]
Related Party Transaction [Line Items]
Working capital loans, outstanding											0	0
Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from promissory note related party											$ 0	19,700
Notes Payable												$ 19,700
Maximum [Member]
Related Party Transaction [Line Items]
Share price								12.00	$ 12.00			$ 12.00
Loans converted into private units, amount									$ 5,475,000			$ 5,475,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period shares												750,000
Share price												$ 0.009
Founder Shares [Member] | Director [Member]
Related Party Transaction [Line Items]
Stock issued during period shares		374,614			250,000
Stock-based compensation, amount					$ 62,500
Founder Shares [Member] | Management [Member]
Related Party Transaction [Line Items]
Stock issued during period value, fair value		$ 137,354		$ 137,354
Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period shares							3,450,000
Stock issued during period shares, fair value							$ 25,000
Sale of stock price per share								10.10	$ 10.10			10.10
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Sale of stock price per share								$ 10.10	$ 10.10			$ 10.10
Loan amount												$ 300,000	$ 300,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period shares		57,500	141,624		708,738		3,450,000
Common stock shares subject to forfeiture						2,875,000	450,000
Proceeds from issuance of common stock							$ 25,000
Number of shares redeemed						575,000
Founder shares outstanding						2,875,000		1,607,418	1,607,418			1,607,418
Stock transferred during period shares		57,500	141,624		708,738
Sponsor [Member] | Founder Shares [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture						375,000
Mr Bush [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								79,732	79,732			79,732
Thomas Wood [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								50,000	50,000			50,000
Stanley Hutton Rumbough [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								50,000	50,000			50,000
Anne Lee [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								50,000	50,000			50,000
Paul Hodge Jr. [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								109,463	109,463			109,463
SHR Ventures LLC [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares outstanding								178,387	178,387			178,387
Anchor Investors [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period shares	750,000
Founder shares outstanding								750,000	750,000			750,000
Share price	$ 0.009							$ 0.009	$ 0.009
Stock issued during period shares, fair value	$ 3,626,296
Sale of stock price per share	$ 4.84
Investor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period shares												75,000
Stock issued during period shares, fair value												$ 3,626,296
Sale of stock price per share												$ 4.84
Investor [Member] | Founder Shares [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock issued during period shares												750,000
Share price												$ 0.009
Ten Anchor Investors [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period shares	75,000